UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SEMI-ANNUAL SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

51 East 42nd Street, 17th floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker, Twomey & Gallanty, P.C.
51 East 42nd Street, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 239-0515

Date of fiscal year end:	April 30, 2013

Date of reporting period:	October 31, 2012

Item 1.	Reports to Stockholders.

Attached on the following pages is a copy of the registrant’s semi-annual report as of October 31, 2012 transmitted to stockholders.

TRIDAN CORP.

P.O. Box 634, New City, N.Y. 10956
(212) 239-0515

SEMI-ANNUAL REPORT

December 21, 2012

Dear Shareholder:

This semi-annual report of Tridan Corp. covers the six-month period from May 1, 2012 to October 31, 2012.  As part of this report, we enclose the unaudited financial report for that six-month period and for the corresponding period in 2011.

A schedule of the company’s portfolio holdings at October 31, 2011, consisting entirely of municipal obligations, is included in the financial report.  The company invests exclusively in non-voting securities.  The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The company’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  They may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The net asset value per share at October 31, 2012 was $12.89, compared with $12.51 at October 31, 2011.  Net investment income per share was $.14 for the six-month period ended October 31, 2012, compared with $.16 for the six-month period ended October 31, 2011.

At the company’s last annual meeting on July 10, 2012, the reappointment of Weiser Mazars LLP as the company’s auditors for the fiscal year ending April 30, 2013 was ratified by the shareholders as follows:

Shares Voted For	2,941,938.8
Shares Voted Against	None
Shares Abstaining	None

Tridan Corp.
December 21, 2012
Page – 2  –

Also at the last annual meeting, the incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

	Shares Voted For	Shares Withheld

Mark Goodman	2,941,926.3	12.5
Peter Goodman	“	“
Paul Kramer	“	“
Jay S. Negin	“	“
Warren F. Pelton	“	“
Russell J. Stoever	“	“

During the six-month period ended October 31, 2012, no director or officer received any compensation from the company except for fees of $6,000 paid to each director, plus an additional $2,500 to Paul Kramer as chairman of the audit committee.  All executive officers of the company as a group (two persons) received compensation (comprised solely of said directors’ fees) aggregating $12,000 during said period (which excludes professional fees paid to the law firm of which I. Robert Harris, secretary of the company, is a member).

At its meeting on June 12, 2012, the Board of Directors unanimously approved the renewal of the company’s investment advisory agreement with J.P. Morgan Investment Management Inc. for the period July 1, 2012 to June 30, 2013.  The board considered a variety of material factors and conclusions with respect thereto that formed the basis for the board’s approval, as discussed below.

Throughout the year, the directors received and analyzed a substantial quantity of comprehensive information and written materials, including ongoing analysis of Tridan's existing portfolio and Morgan's recommendations in light of its forecasts for the economy, employment trends, business conditions, federal rate moves, interest trends including comparisons between tax-exempt and taxable bonds, appropriate maturities, quality, yields, diversification, etc.  The directors subject Morgan's portfolio management to scrutiny at each board meeting, including examination of transactions completed since the prior meeting and an overview of the entire portfolio.  Written materials received by the directors before and during each meeting include reports, statistics, charts, graphs, performance records, comparisons with other funds and the like.  Morgan is constantly questioned at great length regarding its views, its recommendations and its performance.

Tridan Corp.
December 21, 2012
Page – 3 –

In addition to the foregoing, as requested by Tridan’s corporate counsel pursuant to Section 15(c) of the Investment Company Act of 1940, Morgan submitted its audited financial statements and detailed information regarding Morgan's business, personnel and operations, advisory services, compensation matters, portfolio strategy, investment performance, sources of information, fee comparisons, compliance programs, and other matters of significance to the relationship between Tridan and its investment adviser, all of which material was furnished to each director.  The directors reviewed all of this material and discussed the same at length, as well as their own views on Morgan’s previous performance and relationship with Tridan, with particular attention to the following areas:

Investment Performance

At each meeting, the directors receive, review and discuss with Morgan’s representatives various data showing Tridan’s portfolio characteristics, including market value, average duration, credit quality, coupon, estimated annual income and yield statistics, and breakdown information regarding duration, credit, and investment sectors.  Morgan’s quarterly presentation also includes the portfolio performance over three months, year to date, one year, three years, five years and ten years, compared with the Lipper NY Intermediate Muni Debt Funds, JPMorgan NY Tax Free Bond Fund, Sanford Bernstein NY Muni Fund, and Barclays 1-17 Year NY Muni Bond Index.  Based on their review, the directors all agreed that Tridan’s relative investment performance has been satisfactory.

Nature, Extent and Quality of Service

The board’s analysis of the nature, extent and quality of Morgan’s services to Tridan was based on knowledge gained over time from discussions with management and at the board’s regular meetings.  In addition, the directors reviewed materials contained in Morgan’s response to Tridan’s 15(c) Questionnaire pursuant to the Investment Company Act of 1940, and its Form ADV under the Investment Advisers Act of 1940 concerning, among much other information, the qualifications, education and experience of Morgan’s personnel involved in rendering those services.  As Tridan’s investment adviser, Morgan manages the investment of the Company’s assets, including purchases and sales of securities, and arranges for the periodic transfer of cash required to pay expenses and make distributions to shareholders.  Morgan also provides clerical and bookkeeping services, and prepares and issues periodic reports and statements.  Its affiliate maintains custody of Tridan’s securities and provides access thereto upon request.  The board considered its adviser’s performance of these administrative and support services, including monitoring adherence to the company’s investment policies, guidelines and restrictions, Morgan’s responsiveness to requests by Tridan’s counsel for periodic information, reports and certifications required for compliance with securities laws and regulations, and maintaining and monitoring their respective compliance programs in light of today’s extensive regulatory requirements.  The board concluded that the nature, extent and quality of the services provided by Morgan to the company have been and continue to be appropriate and beneficial.

Tridan Corp.
December 21, 2012
Page – 4 –

Fees

Under its Investment Advisory Agreement with Morgan, Tridan pays an annual fee, computed and payable quarterly, equal to 0.28% (28 basis points) of its net assets under management.  The agreement requires Morgan to bear all expenses incurred by it in connection with its activities under the agreement, without any reimbursement from the company.  In addition, the annual charge made to Tridan for maintaining custody of the company’s securities, and for custodial-related services rendered by Morgan and its affiliates, is 0.02% (2 basis points) of the assets held in the custody account.  In light of the nature, extent and quality of the services received by Tridan from Morgan and its affiliated companies, and comparing the management fees charged by Morgan to other fixed-income investment companies managed by it, all of which are many times larger than Tridan, the Board considers Morgan’s management fee to Tridan to be reasonable.

After full consideration of the above factors, the board concluded unanimously that renewal of the investment advisory agreement with J.P. Morgan Investment Management Inc. was in the best interest of Tridan and its shareholders.

Sincerely,

TRIDAN CORP.

Peter Goodman, President

TRIDAN CORP.
FINANCIAL STATEMENTS
OCTOBER 31, 2012 AND 2011

TRIDAN CORP.

Scialo, Reimann & Varley 4 Executive Boulevard, Suite 304 Suffern, New York 10901
Tel: (845) 533-4690 Fax: (845) 533-4691 www.srvcpa.com

ACCOUNTANT’S COMPILATION REPORT

To the Shareholders and Board of Directors
Tridan Corp.

We have compiled the accompanying statements of assets and liabilities and schedules of investments in municipal obligations of Tridan Corp. as of October 31, 2012 and 2011, and the related statements of operations and changes in net assets for the six months then ended. We have not audited or reviewed the accompanying financial statements and, accordingly, do not express an opinion or provide any assurance about whether the financial statements are in accordance with accounting principles generally accepted in the United States of America.

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America and for designing, implementing, and maintaining internal control relevant to the preparation and fair presentation of the financial statements.

Our responsibility is to conduct the compilation in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. The objective of a compilation is to assist management in presenting financial information in the form of financial statements without undertaking to obtain or provide any assurance that there are no material modifications that should be made to the financial statements.

The statement of changes in net assets for the year ended April 30, 2012 was derived from financial statements that were audited by another accounting firm.  Their report, dated June 22, 2012, expressed an unqualified opinion thereon, but they have not performed any auditing procedures since that date.

We are not independent with respect to Tridan Corp.

SRV, CPA P.C.

Suffern, NY
December 1, 2012

Certified Piblic Accountants and Consultants

TRIDAN CORP.

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2012 AND 2011

	2012	2011
Assets
Investments in municipal obligations, at fair value
(original cost - $37,149,402 and $37,435,690, respectively)
(amortized cost - $ 35,664,843 and $36,020,863, respectively)	$39,106,537	$38,305,207
Cash and cash equivalents	388,702	108,138
Prepaid expenses and other current assets	16,385	6,218
Accrued interest receivable	517,032	509,440

Total assets	40,028,656	38,929,003

Liabilities
Accrued liabilities
Accrued investment advisory fees	66,124	80,526
Accrued fees - affiliate	20,242	19,950
Accrued other	24,380	23,283
Common stock redemption payable	2,632	-.-

Total liabilities	113,378	123,759

Net assets	$39,915,278	$38,805,244

Analysis of net assets
Common stock, at $.02 par value, 6,000,000 shares authorized	$63,982	$63,982
Paid-in capital	37,816,314	37,816,314
Treasury stock	(1,203,026)	(1,130,344)
Distributable earnings:
Over distributed net investment income	(191,161)	(197,709)
Undistributed capital (losses)	(12,526)	(31,339)
Unrealized appreciation of investments, net	3,441,695	2,284,340

Net assets [equivalent to $12.89 and $12.51 per share, respectively,based on 3,097,434.9100 shares and 3,103,077.2886 shares of common stock outstanding, respectively]	$39,915,278	$38,805,244

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

	2012			2011
	Principal	Amortized	Fair	Principal	Amortized	Fair
	Amount	Cost	Value	Amount	Cost	Value

Insured
Ardsley New York Union Free
School District Unlimited Tax
5.00% due June 15, 2014	$415,000	$425,269	$442,635	$415,000	$431,945	$457,600

Ardsley New York Union Free
School District Unlimited Tax
4.00% due June 15, 2016	460,000	467,762	509,096	460,000	469,958	509,183

Bethlehem NY Central School District
Ref Unlimited Tax
5.0% due November 1, 2015	500,000	515,647	564,725	500,000	520,504	564,700

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2017	215,000	227,392	258,065	215,000	230,158	253,558

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2015	310,000	323,730	348,508	310,000	327,488	352,575

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2014	275,000	277,769	282,461	275,000	280,587	289,707

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2015	275,000	278,900	282,213	275,000	280,770	289,531

Clarkstown Central School District
NY Unlimited Tax
(Par Call April 15, 2014 @100)
5.25% due April 15, 2015	400,000	408,206	428,926	400,000	412,294	438,588

City of New York NY Public Impts
Unlimited Tax
(Par Call August 1, 2014 @100)
5.0% due August 1, 2017	500,000	511,414	539,695	500,000	517,951	549,140

City of New York Transitional
Fin Bldg Aid Rev Fiscal 2007
5.00% due July 15, 2016	750,000	778,164	868,658	750,000	785,782	856,222

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	448,367	494,681	430,000	452,110	485,844

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

	2012			2011
	Principal	Amortized	Fair	Principal	Amortized	Fair
	Amount	Cost	Value	Amount	Cost	Value

Insured (continued)
N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	607,521	672,177	585,000	612,111	649,461

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Insd Sien College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,029,650	1,099,210	1,000,000	1,033,520	1,066,610

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,072,491	1,239,920	1,000,000	1,080,847	1,154,780

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,061,382	1,257,570	1,000,000	1,070,750	1,191,810

N.Y.S. Dormitory Authority Revs
Supported Debt Mental Health Svcs Facs
Impt (Par Call February 15, 2015 @100)
5.0% due February 15, 2021	1,035,000	1,048,519	1,138,955	1,035,000	1,053,637	1,102,410

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,231,559	1,424,958	1,155,000	1,245,437	1,348,255

New York Environmental Facilities Corp
State Pers Income Tax Rev
5.25% due December 15, 2012	-	-	-	400,000	407,928	422,008

N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	240,000	251,673	280,310	240,000	254,191	279,436
5.5% due April 1, 2017	700,000	772,132	817,572	700,000	788,489	815,024

N.Y.S. Thruway Authority
Second Gen Hwy & Brdg Trust Fund
5.25% due April 1, 2013	-	-	-	1,000,000	1,020,341	1,065,970

Niagara Falls Bridge Commission
NY Toll Rev Highway Impts
5.25% due October 1, 2015	780,000	794,115	817,502	1,110,000	1,142,231	1,194,493

Pleasantville New York Public Impt
Unlimited Tax
5.0% due January 1, 2016	440,000	454,109	500,636	440,000	458,433	498,463

Commonwealth of Puerto Rico
Electric Power Auth Rev
5.5% due July 1, 2017	700,000	737,644	790,965	700,000	745,475	783,496

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

	2012			2011
	Principal	Amortized	Fair	Principal	Amortized	Fair
	Amount	Cost	Value	Amount	Cost	Value

Insured (continued)
Commonwealth of Puerto Rico
Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	$285,000	$304,872	$323,511	$285,000	$309,748	$326,021

Puerto Rico Commonwealth Highway
and Transportation Auth Transn Rev
5.5% due July 1, 2015	500,000	518,827	549,735	500,000	525,043	553,815

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	532,631	630,600	500,000	537,317	608,225

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15, 2017	275,000	287,280	299,813	275,000	292,323	306,897

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
5.5% due November 15, 2019	1,000,000	1,078,379	1,263,400	1,000,000	1,089,537	1,217,110

Unadilla Valley New York Central School
District Ref Unlimited Tax
4.00% due June 15, 2014	500,000	517,439	526,925	500,000	528,239	537,105

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15, 2021	200,000	203,174	217,470	200,000	205,973	220,430

State of NY Dormitory Auth
Personal Inc Tax Rev Ref Educ.
5.50 % due March 15, 2025	500,000	557,461	662,905	500,000	562,121	618,710

	16,925,000	17,723,478	19,533,797	18,655,000	19,673,238	21,007,177

Revenue Backed
City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	991,727	1,234,700	1,000,000	990,390	1,181,430

City of New York Transitional Finance
Auth Rev Sub Future Tax Secured
(Par Call November 1, 2019 @100):
5.00% due November 1, 2020	500,000	545,798	624,530	500,000	551,963	585,330

5.00% due November 1, 2021	1,000,000	1,092,233	1,232,480	1,000,000	1,105,245	1,155,830

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

	2012			2011
	Principal	Amortized	Fair	Principal	Amortized	Fair
	Amount	Cost	Value	Amount	Cost	Value

Revenue Backed (continued)
N.Y.S. Dormitory Authority Revs Ref
(Mandatory Put May 15, 2012 @100)
5.25% due November 15, 2023	-	-	-	1,400,000	1,448,706	1,435,070
N.Y.S. Urban Development
Corp Rev Ref Svc Contract
5.00% due January 1, 2017	225,000	242,945	263,445	225,000	247,263	258,057

Nassau County
Gen Impt Unltd Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	550,000	580,970	599,110	550,000	585,045	569,178

New York Environmental Facilities Corp
Pollution Control Rev St Water NYC 02
(Par Call June 15, 2016 @100)
5.00% due June 15, 2018	1,000,000	1,023,910	1,151,010	1,000,000	1,030,485	1,143,520

Erie County New York
Indl. Dev. Agency
5.0% due May 1, 2014	250,000	263,670	266,480	250,000	272,816	274,445

Pawling New York Central School
District Ref Unlimited Tax
4.00% due November 15, 2015	330,000	355,143	360,624	330,000	363,433	365,845

Cold Spring Harbor New York Central School
District Ref Unlimited Tax
5.00% due February 1, 2016	100,000	109,440	114,273	100,000	112,992	116,264

State of NY Local Gov't
(Par Call April 1, 2018 @100)
5.0% due April 1, 2019	200,000	214,386	241,552	200,000	217,472	235,800

Brookhaven New York
Unlimited Tax
5.00% due November 15, 2019	450,000	520,486	562,766	450,000	530,520	540,477

Suffolk County New York Waterworks Rev
(Par Call June 1, 2013 @100)
4.75% due June 1, 2021	770,000	767,560	789,496	770,000	777,945	805,165

State of NY Dormitory Auth
State Pers. Inc. Tax
(Par Call March 15, 2018 @100)
5.00 % due March 15, 2022	750,000	788,330	897,908	750,000	796,491	853,553

State of NY Dormitory Auth
State Pers. Inc. Tax
5.5% due March 15, 2026	200,000	267,220	269,028	-	-	-

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

	2012			2011
	Principal	Amortized	Fair	Principal	Amortized	Fair
	Amount	Cost	Value	Amount	Cost	Value
State of NY Dormitory Auth
Lease Rev
(Par Call August 15, 2020 @100)
5.00 % due August 15, 2023	420,000	426,909	501,761	420,000	427,892	473,012

New York, New York
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00 % due August 1, 2023	510,000	567,158	612,398	510,000	574,548	584,542

New York, New York
Unlimited Tax
(Par Call August 1, 2019 @100)
5.00 % due August 1, 2026	350,000	354,845	424,193	350,000	355,556	386,575

City of New York Municipal
Fin Auth Wtr & Swr Rev
(Par Call June 15, 2019 @100)
5.00 % due June 15, 2027	500,000	520,056	602,475	500,000	523,092	545,905

Port Authority of NY and NJ
(Par Call October 1, 2016 @100)
5.00 % due October 1, 2027	300,000	304,758	342,744	300,000	306,013	324,921

Port Authority of NY and NJ
(Par Call January 15, 2016 @100)
5.00 % due July 15, 2030	200,000	199,832	222,548	200,000	199,781	212,176

Port Authority of NY and NJ
5.375 % due March 1, 2028	150,000	154,803	188,922	150,000	155,117	174,936

NYS Dormitory
(Par Call July 1, 2018 @100)
5.00 % due July 1, 2029	300,000	300,000	338,037	300,000	300,000	318,999

Starpoint NY Central School District
Ref Unlimited Tax
5.0% due June 15, 2018	850,000	1,002,924	1,017,986	-	-	-

Greece NY Central School District
Unlimited Tax
(Par Call December 15, 2022 @100)
5.0% due December 15, 2023	500,000	597,504	613,325	-	-	-

N. Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	791,241	937,883	750,000	797,741	902,497
	12,155,000	12,983,848	14,409,674	12,005,000	12,670,506	13,443,527

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

	2012			2011
	Principal	Amortized	Fair	Principal	Amortized	Fair
	Amount	Cost	Value	Amount	Cost	Value

Pre-refunded
Long Island Power Auth NY Elec Sys Rev
5.50% due December 1, 2013	1,005,000	1,048,636	1,062,275	1,005,000	1,088,892	1,106,304

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
(Escrowed to Maturity)
5.5% due January 1, 2017	1,000,000	1,009,326	1,094,250	1,000,000	1,010,913	1,131,080

Starpoint NY Central School District
Ref Unlimited Tax
5.0% due June 15, 2020	250,000	302,209	305,505	-	-	-
	2,255,000	2,360,171	2,462,030	2,005,000	2,099,805	2,237,384

General Obligations
Massapequa New York Union Free
School District Unlimited Tax
4.00% due June 15, 2013	-	-	-	300,000	310,374	315,189

Oyster Bay New York
Pub Impt Unlimited Tax
5.0% due February 15, 2015	-	-	-	150,000	161,324	168,906

Queensbury New York Union Free School
4.00% due December 15, 2018	225,000	250,517	260,719	225,000	254,694	251,541

Riverhead NY Limited Tax
4.0% due June 1, 2021	1,005,000	1,136,600	1,178,383	-	-	-

Bethlehem, NY Central Scool District
Unlimited Tax
4.00% due January 15, 2021	500,000	565,428	571,875	-	-	-

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	280,079	321,630	250,000	283,772	308,466
	1,980,000	2,232,624	2,332,607	925,000	1,010,164	1,044,102

Appropriation

N.Y.S. Dormitory Authority Rev
Cons City Univ Genl Sys 2nd Ser
5.75% due July 1, 2013	-	-	-	115,000	117,082	120,973
	-	-	-	115,000	117,082	120,973

Short-term
Monroe County NY Ref Pub
Impts Unlimited Tax
6.0% due March 1, 2012	-	-	-	445,000	450,068	452,044

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

	2012			2011
	Prinicipal	Amortized	Fair	Prinicipal	Amortized	Fair
	Amount	Cost	Value	Amount	Cost	Value
Short-term (continued)
N.Y.S. Dormitory Authority Rev
Cons City Univ Genl Sys 2nd Ser
5.75% due July 1, 2013	60,000	60,750	62,141	-	-	-

Massapequa New York Union Free
School District Unlimited Tax
4.00% due June 15, 2013	300,000	303,972	306,288	-	-	-

	360,000	364,722	368,429	445,000	450,068	452,044

	$33,675,000	$35,664,843	$39,106,537	$34,150,000	$36,020,863	$38,305,207

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

	2012	2011
Investment income

Interest	$853,288	$882,018

Amortization of bond premium and discount - net	(210,440)	(195,292)

Total investment income	642,848	686,726

Expenses

Investment advisory fees	59,875	57,351

Professional fees	70,875	70,247

Director's fees	38,500	38,500

Administrative and accounting expenses	36,000	36,000

Insurance and other expenses	8,100	8,270

Total expenses	213,350	210,368

Net investment income	429,498	476,358

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,073	(86)

Net unrealized appreciation on investments	155,416	698,895

Net realized and unrealized gain on investments	156,489	698,809

Net increase in net assets resulting from operations	$585,987	$1,175,167

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	October 31, 2012	April 30, 2012
Increase (decrease) in net assets resulting from operations
Net investment income	$429,498	$952,762

Net realized gain (loss) on investments	1,073	17,661

Unrealized appreciation on investments	155,416	1,700,833

Net increase in net assets resulting from operations	585,987	2,671,256

Distributions to shareholders from
Net investment income	(589,060)	(930,915)

Redemptions of shares
4,444.1405 shares ( October 2012) and 1,198.2381 shares (April 2012), respectively	(57,285)	(15,396)

Total increase (decrease)	(60,358)	1,724,945

Net assets
Beginning of year	39,975,636	38,250,691

End of period	$39,915,278	$39,975,636

See accompanying notes and accountant's compilation report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

Note 1 - Significant Accounting Policies

The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company, registered under the Investment Company Act of 1940, in the preparation of its financial statements.

Recently issued accounting standards - In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” ("FASB ASU 2011-04"), which amends ASC 820, Fair Value Measurement. FASB ASU 2011-04 does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted by other standards within U.S. GAAP. FASB ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, FASB ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement requirements. FASB ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011.  The Company does not expect the adoption of ASU 2011-04 to have a material impact on its financial statements.

In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities” ("FASB ASU 2011-11"). FASB ASU 2011-11 adds certain additional disclosure requirements about financial instruments and derivative instruments that are subject to offsetting and related arrangements. The new disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. As the amendment impacts disclosure only, it will have no effect on the Company’s financial condition or results of operations.

Acquisition and valuation of investments - Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date.  Short-term investments are stated at cost, which is equivalent to fair value.

Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation.  Securities for which quotations are not readily available are valued at fair value as determined by the board of directors.  There were no securities valued by the board of directors, for which quotations were not readily available, as of October 31, 2012 and 2011.

Amortization of bond premium or discount - In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

Income taxes -  It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no income tax provision is required.

See accountant’s compilation report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

Note 1 - Significant Accounting Policies (continued)

Income taxes (continued) - The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Company’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded. The Company identifies its major tax jurisdictions as U.S. Federal, New York State and New York City where the Company makes significant investments; however, the Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Generally, the Company’s tax returns are subject to examination by Federal, state and local authorities for a period of three years from the later of the due date of such returns or the actual date the returns were filed.

Interest income from municipal investments is exempt from federal and state income taxes.

Distributions to shareholders - Dividends to shareholders from net investment income, if any, are paid quarterly. Distribution of capital gains, if any, are made at least annually, and as required to comply with Federal excise requirement. Dividends to shareholders are determined in accordance with tax regulations and are recorded on the ex-dividend date.

Cash and cash equivalents - The Company considers all investments that can be liquidated on demand to be cash equivalents.

Use of estimates - The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Significant estimates are used in determining the fair value of investments.

Subsequent events evaluation - The evaluation of subsequent events was effective through December 1, 2012, which is the financial statement issuance date.

Concentration of credit risk - The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and investments.  The Company maintains all of its cash on deposit in one financial institution.  The cash and cash equivalent balance at October 31, 2012 was approximately $388,000.  The value of the Company's investments may be subject to possible risks involving, among other things, the continued credit worthiness of the various state and local government agencies and public financing authorities underlying its investments.  The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

See accountant’s compilation report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

Note 1 - Significant Accounting Policies (continued)

Fair value of financial instruments - The carrying amounts for accrued interest receivables and accrued liabilities reflected in the financial statements approximate fair value because of the short maturities of these items.

The Company adopted the disclosure and measurement requirements of FASB ASC 820, “Fair Value Measurements and Disclosure” effective May 1, 2008 for its investments in municipal obligations. The Company accounts for its investments in municipal obligations, in accordance with the accounting guidance for investment companies (FASB ASC 946). See Note 1 “Acquisition and valuation of investments” for a description of the valuation methodology which is unchanged as of October 31, 2012 and 2011.

FASB ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements.

The valuation techniques required by FASB ASC 820 are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions.

These two types of inputs create the following fair value hierarchy:

Level 1 -	Quoted prices for identical instruments in active markets.

Level 2-
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drives are observable.

Level 3 -	Significant inputs to the valuation model are unobservable.

The Company’s investments in municipal obligations are considered as Level 1 instruments.

The following table presents the Company’s financial assets that are measured at fair value as of October 31, 2012 and 2011:

	Quoted prices for
	identical instruments in
	active markets (Level 1)
	October 31,

	2012	2011

Investments in municipal obligations	$39,106,537	$38,305,207
Total investments in fair value	$39,106,537	$38,305,207

See accountant’s compilation report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

Note 2 – Cash and Cash Equivalents

Cash and cash equivalents consisted of the following:

	October 31,

	2012	2011

Cash – demand deposits	$388,702	$108,138

Note 3 – Accrued Liabilities

Accrued liabilities consisted of the following at:

	October 31,

	2012	2011

Accrued investment advisory fees (a)	$66,124	$80,526
Accrued fees – affiliate (b)	$20,242	$19,950
Accrued other:
Accrued audit fees (c)	$24,000	$23,000
Accrued sundry	$380	$283

(a)
The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") as its investment advisor and custodian for its investments.  The annual advisory fee is .28 of one percent of the net assets under management. The annual custody fee is .02 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

(b)
For the six months ending October 31, 2012 and 2011, the Company incurred legal fees of approximately $46,875 and $47,200, respectively, for professional fees paid to the law firm of which an officer of the Company is a member.

(c)	For the six months ending October 31, 2012 and 2011 the Company incurred audit fees of approximately $24,000 and $23,000, respectively.

Note 4 – Investment Transactions

Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to $567,850 and $551,493, respectively, for the six months ended October 31, 2012 and $1,639,086 and $1,259,571, respectively, for the six months ended October 31, 2011.

See accountant’s compilation report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

Note 4– Investment Transactions (continued)

The U.S. Federal income tax basis (aggregate cost) of the Company’s investments, at October 31, 2012 and 2011, was approximately $35,664,843 and $36,020,863, respectively, and net unrealized appreciation, at October 31, 2012 and 2011, for U.S. Federal income tax purposes was approximately $3,441,695 and $2,284,340, respectively (gross unrealized appreciation of approximately $3,441,695 and $2,316,996, respectively; gross unrealized depreciation of approximately $-0- and $32,656, respectively).

Note 5– Common Stock, Share Redemption Plan and Net Asset Values

At October 31, 2012 and 2011, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982.

The Company has a share redemption plan applicable to approximately 36,650 shares and 37,700 shares, respectively, of outstanding common stock, at October 31, 2012 and 2011.  The plan permits eligible shareholders or their estates to have their shares redeemed upon reaching age 65 or upon death.  Shares are redeemed at the net asset value per share, based on fair value, as of the end of the Company's fiscal quarter in which the request for redemption is received. At October 31, 2012 and 2011, $1,203,026 (101,665.09 shares), $1,130,344 (96,022.7114 shares), respectively, had been redeemed under this plan.

The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period.

The net asset values per share and the shares outstanding were as follows:

	October 31,

	2012	2011

Net asset value	$12.89	$12.51

Shares outstanding at	3,097,434.9100	3,103,077.2886

Note 6 – Distributions

During the six months ended October 31, 2012 and 2011, distributions of $589,060 ($.19 per share) and $620,614 ($.20 per share), respectively, were declared and paid to shareholders. Distributions for the year ended April 30, 2012 were $930,915 ($.30 per share)

See accountant’s compilation report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

Note 6 – Distributions (continued)

The tax character of distributions paid during the six months ending October 31, 2012 and 2011 and year ended April 30, 2012 were as follows:

	Six Months Ended		Year ended
	October 31,		April 30,

	2012	2011	2012
Distributions paid from Investment income:
Tax-exempt investment income, net	$589,060	$620,614	$930,915
Taxable investment income	-.-	-.-	-.-
	$589,060	$620,614	$930,915

As of October 31, 2012 and 2011 and April 30, 2012, the components of distributable earnings on a tax basis were as follows:

	Six Months Ended		Year ended
	October 31,		April 30,

	2012	2011	2012

Over-distributed tax-exempt investment income, net	$(191,161)	$(197,709)	$(31,599)

Undistributed capital (losses)	$(12,526)	$(31,339)	$(13,599)
Unrealized appreciation of investments,Net	$3,441,695	$2,284,340	$3,286,278

Capital loss carry forwards as of October 31, 2012 and 2011 were $12,526 and $31,339, respectively. The Company had no capital reclassification related to permanent book/tax differences for the six months ending October 31, 2012, 2011 and 2010.  There were no significant differences between total GAAP basis net investment income and net realized gain, and actual distributions for the six months ended of October 31, 2012 and 2011.

See accountant’s compilation report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2012 AND 2011

Note 7 – Financial Highlights

Selected per share data and ratios are as follows:

	For the Six Months Ended October 31,

	2012	2011	2010	2009	2008
Per share operating performance:
(For a share of common stock outstanding throughout the period):

Net asset value -beginning of year	$12.89	$12.32	$12.32	$12.12	$12.05

Income from investment operations:
Net investment income	.14	.16	.16	.18	.19
Net realized and unrealized gain (loss) on investments	.05	.23	.18	.06	(.39)
Total from investment operations	.19	.39	.34	.24	(.20)
Less distributions:
Dividends (from net investment income)	(.19)	(.20)	(.23)	(.23)	(.23)
Capital gains	(.00)	(.00)	(.00)	(.00)	(.00)
Total distribution	(.19)	(.20)	(.23)	(.23)	(.23)

Net asset value - beginning of year	$12.89	$12.51	$12.43	$12.13	$11.62

Per share market value – end of period	$12.89	$12.51	$12.43	$12.13	$11.62

Total investment return	(0.02%)	1.53%	0.98%	0.01%	(3.61%)

Ratios/Supplemental Data:
net assets – end of period (in 000s)	$39,915	$38,805	$38,590	$37,672	$36,087

Ratio of expenses to average net assets	1.07%	1.08%	1.07%	1.09%	1.11%

Ratio of net investment income To average net assets	2.15%	2.46%	2.61%	2.95%	3.22%

Portfolio turnover rate	1.38%	3.38%	1.26%	9.36%	5.92%

Average (simple) number of shares outstanding (in thousands)	3,100	3,104	3,104	3,106	3,108

See accountant’s compilation report.

Item 2.	Code of Ethics

Not required in this report.

Item 3.	Audit Committee Financial Expert

Not required in this report.

Item 4.	Principal Accountant Fees and Services

Not required in this report.

Item 5.	Audit Committee of Listed Registrants.

Not required in this report.

Item 6.	Investments.

(a)	A schedule of registrant’s investments in securities of unaffiliated issuers as of October, 31, 2012 is included as part of the financial statement filed under Item 1 of this Form.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

No change in the portfolio managers identified in the registrant’s most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures

(a)
The registrant’s principal executive and principal financial officers have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report.  Based on that evaluation, said officers have concluded that the registrant’s disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

(b)
There was no change in the registrant’s internal control over financial reporting that occurred during its last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	The following exhibits are filed herewith:

(2)	The separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date:	December 11, 2012

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date:	December 11, 2012

By (Signature and Title)	/S/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date:	December 11, 2012